Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Changes in Provisions	The following chart details the changes in our provisions for the year indicated:

	Restructuring	Warranty	Legal (i)	Other(ii)	Total
Balance — December 31, 2019	$11.2	$22.1	$1.0	$7.6	$41.9
Provisions	24.2	19.1	—	1.7	45.0
Reversal of prior year provisions(iii)	(0.9)	(3.6)	—	—	(4.5)
Payments/usage	(29.8)	(8.7)	—	(0.4)	(38.9)
Accretion, foreign exchange and other	—	(0.1)	(0.2)	—	(0.3)
Balance — December 31, 2020	$4.7	$28.8	$0.8	$8.9	$43.2
Current	$4.7	$13.1	$0.8	$0.4	$19.0
Non-current(iv)	—	15.7	—	8.5	24.2
December 31, 2020	$4.7	$28.8	$0.8	$8.9	$43.2
(i)    Legal represents our aggregate provisions recorded for various legal actions based on our estimates of the likely outcomes.
(ii)    Other represents our asset retirement obligations relating to properties that we currently lease.
(iii)    During 2020, we reversed prior year warranty provisions primarily as a result of expired warranties.
(iv)    Non-current balances are included in provisions and other non-current liabilities on our consolidated balance sheet.